Debt - Cash Paid for Interest and Capitalized Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Cash paid for interest	$ 35.4	$ 35.5	$ 36.5
Capitalized interest expense	$ 4.5	$ 5.7	$ 5.1